SHARE-BASED COMPENSATION - Disclosure of RSUs, DSUs and PSUs issued and outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	0	0
Granted	380,000	0
Settled	0	0
Outstanding at ending balance	380,000	0
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,958,000	1,786,000
Granted	342,750	172,000
Settled	0	0
Outstanding at ending balance	2,301,000	1,958,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,500,000	2,780,000
Granted	830,000	595,000
Settled	(1,375,000)	(875,000)
Outstanding at ending balance	1,955,000	2,500,000